Accounts Receivable, Net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of movement of allowance for doubtful accounts
Provision for doubtful accounts	$ 368,125	$ 27,200	$ 19,012
Accounts Receivable [Member]
Schedule of movement of allowance for doubtful accounts
Beginning balance	36,285	15,083	8,068
Provision for doubtful accounts	372,635	19,440	7,883
Foreign currency translation adjustments	(16,387)	1,762	(868)
Ending balance	$ 392,533	$ 36,285	$ 15,083